SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) facility	Dec. 31, 2014 agreement facility	Dec. 31, 2016 USD ($) facility	Dec. 31, 2015 USD ($)
Acquisition Policy
Number of facilities	29		29
Number of management agreements | agreement		1
Number of skilled nursing facilities		2
Number of assisted living facilities		1
Number of sublease agreements executed, owned by company	14		14
Number of sublease agreements executed, leased by company	11		11
Allowance for uncollectible accounts management fees receivables | $	$ 6,700		$ 7,500
Deferred tax assets, net, noncurrent | $				$ 6,200
Number of independent living facilities	1
Number of skilled nursing facilities, managed by third party	2
New Accounting Pronouncement, Early Adoption, Effect
Acquisition Policy
Deferred tax asset | $			(62,000)
Deferred tax assets, net, noncurrent | $			$ 62,000
Lease-Related Intangible Asset
Acquisition Policy
Estimated useful life			10 years
Intangible Assets-bed licenses
Acquisition Policy
Estimated useful life			32 years
Patient Care Receivables
Acquisition Policy
Accounts receivable, gross, current | $			$ 8,400
Accounts receivable, net | $	$ 900		$ 900
Third Party Operators
Acquisition Policy
Number of sublease agreements executed, owned by company	15		15
Number owned assisted living facilities leased	1		1
Federal
Acquisition Policy
Net operating loss carry forwards | $			$ 65,100